                      SUPPLEMENT DATED NOVEMBER 25, 2003
                                    TO THE
                     STATEMENTS OF ADDITIONAL INFORMATION
                                    OF THE
                             FUNDS INDICATED BELOW

  The following text supplements, as applicable, the section entitled "Purchase of Shares" in the currently effective Statements of Additional Information for each of the Funds listed below:

  Class A load-waived shares will be available to retirement plans where such plan's record keeper offers only load-waived shares and where the shares are held on the books of a Fund through an omnibus account.

                               -----------------

            SB ADJUSTABLE RATE INCOME FUND      September 26, 2003,
              Smith Barney Classes of Shares

            SMITH BARNEY AGGRESSIVE GROWTH      December 30, 2002,
              FUND INC.                         As Revised
                                                September 12, 2003

            SMITH BARNEY APPRECIATION FUND INC. April 30, 2003,
                                                As Amended
                                                August 20, 2003


            SMITH BARNEY ALLOCATION SERIES INC. May 30, 2003,
               BALANCED PORTFOLIO               As Amended
               GLOBAL PORTFOLIO                 October 22, 2003
               GROWTH PORTFOLIO
               HIGH GROWTH PORTFOLIO
               INCOME PORTFOLIO
               CONSERVATIVE PORTFOLIO


           SMITH BARNEY EQUITY FUNDS              May 31, 2003,
              SMITH BARNEY SOCIAL AWARENESS       As Amended
                FUND                              October 23, 2003
           SMITH BARNEY FUNDAMENTAL VALUE         January 28, 2003,
             FUND INC.                            As Amended
                                                  October 21, 2003

           SMITH BARNEY FUNDS, INC.               April 30, 2003,
              SMITH BARNEY LARGE CAP VALUE FUND   As Amended
              SMITH BARNEY SHORT-TERM             October 21, 2003
                INVESTMENT GRADE BOND FUND
              SMITH BARNEY U.S. GOVERNMENT
                SECURITIES FUND
           SMITH BARNEY INCOME FUNDS
              SMITH BARNEY DIVIDEND AND INCOME
                FUND
              SB CONVERTIBLE FUND
                Smith Barney Classes of Shares    November 28, 2002,
              SMITH BARNEY HIGH INCOME FUND       As Amended
              SMITH BARNEY TOTAL RETURN BOND      September 19, 2003
                FUND
              SMITH BARNEY DIVERSIFIED STRATEGIC
                INCOME FUND

              SB CAPITAL AND INCOME FUND          April 30, 2003
                Smith Barney Classes of Shares

           SMITH BARNEY INVESTMENT FUNDS INC.
              SMITH BARNEY HANSBERGER GLOBAL      August 28, 2003
                VALUE FUND

              SMITH BARNEY PREMIER SELECTIONS
                ALL CAP GROWTH FUND               August 28, 2003
              SMITH BARNEY PREMIER SELECTIONS     August 28, 2003
                GLOBAL GROWTH FUND
              SMITH BARNEY PREMIER SELECTIONS
                LARGE CAP FUND                    August 28, 2003
              SMITH BARNEY GROUP SPECTRUM FUND    January 28, 2003
                                                  As Amended
                                                  September 23, 2003


              SMITH BARNEY SMALL CAP VALUE FUND   January 28, 2003
              SMITH BARNEY SMALL CAP GROWTH FUND  January 28, 2003
                                                  As Amended
                                                  September 25, 2003
              SMITH BARNEY INVESTMENT GRADE
                BOND FUND                         April 30, 2003,
              SMITH BARNEY GOVERNMENT             As Amended
                SECURITIES FUND                   October 28, 2003
           SMITH BARNEY INVESTMENT SERIES         February 28, 2003,
              SB GROWTH AND INCOME FUND           As Amended
                Smith Barney Classes of Shares    August 29, 2003
              SMITH BARNEY INTERNATIONAL FUND
              SMITH BARNEY LARGE CAP CORE FUND

           SMITH BARNEY INVESTMENT TRUST
              SMITH BARNEY LARGE CAPITALIZATION
                GROWTH FUND                       March 28, 2003,
              SMITH BARNEY MID CAP CORE FUND      As Amended
                                                  August 20, 2003
              SMITH BARNEY CLASSIC VALUES FUND    February 10, 2003,
                                                  As Amended
                                                  August 20, 2003

           SMITH BARNEY MANAGED GOVERNMENTS       November 28, 2002
             FUND INC.                            As Amended
                                                  August 22, 2003

           SMITH BARNEY SECTOR SERIES FUND INC.   February 28, 2003,
              SMITH BARNEY FINANCIAL SERVICES     As Amended
                FUND                              August 20, 2003
              SMITH BARNEY HEALTH SCIENCES FUND
              SMITH BARNEY TECHNOLOGY FUND

           SMITH BARNEY SMALL CAP CORE FUND, INC. April 30, 2003,
                                                  As Amended
                                                  October 23, 2003

           SMITH BARNEY TRUST II
              SMITH BARNEY DIVERSIFIED LARGE CAP
                GROWTH FUND                       February 28, 2003,
              SMITH BARNEY SMALL CAP GROWTH       As Amended
                OPPORTUNITIES FUND                August 29, 2003


                SMITH BARNEY INTERNATIONAL LARGE  April 30, 2003,
                  CAP FUND                        As Amended
                                                  August 29, 2003

             SMITH BARNEY WORLD FUNDS, INC.
                INTERNATIONAL ALL CAP GROWTH      February 28, 2003
                  PORTFOLIO
                GLOBAL GOVERNMENT BOND
                  PORTFOLIO

FD